OTHER NON-CURRENT ASSETS (Schedule of other non-current assets ) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments, All Other Investments [Abstract]
Rental and other deposits	$ 1,861	$ 852
Rental deposits paid to lessors for sublease services	85	409
Others	2,612	765
Other non-current assets	$ 4,558	$ 2,026